Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

20.Commitments and Contingencies

Commitments

The Group leases its offices and facilities under non-cancelable operating lease agreements. Rental expenses were RMB28,515, RMB35,788 and RMB34,090 for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, future minimum lease commitments, all under office and facilities non-cancelable operating lease agreements, were as follows:

Office and facilities
RMB
2018	32,367
2019	21,200
2020	15,165
2021	10,614
2022	1,651

Total	80,997

Except for those disclosed above, the Group did not have any significant capital or other commitments or guarantees as of December 31, 2016 and 2017.